Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following (in thousands):

	December 31,	December 31,
	2025	2024
Accounts receivable, current	$1,386	$2,015
Accounts receivable	-	4
Total accounts receivable	$1,386	$2,019

Less: Allowance for credit losses	$(122)	$(588)
Total accounts receivable, net	$1,264	$1,431

Schedule of Allowance for Credit Losses

The following table sets forth the activity in the Company’s allowance for credit losses (in thousands):

	December 31, 2025	December 31, 2024
Beginning balance	$588	$368
Provision for credit losses	55	540
Write-offs	(521)	(320)
Ending balance	$122	$588